UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21579
Nuveen Floating Rate Income Opportunity Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    4/30/2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments
Nuveen Floating Rate Income Opportunity Fund (JRO)
April 30, 2010 (Unaudited)

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (2)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 116.9% (83.7% of Total Investments) (4)

	Aerospace & Defense – 1.3% (0.9% of Total Investments)

$574	DAE Aviation Holdings, Inc., Term Loan B1	4.090%	7/31/14	B	$550,532
559	DAE Aviation Holdings, Inc., Term Loan B2	4.090%	7/31/14	B	535,842
112	Hawker Beechcraft, LLC, LC Facility, DD1	2.290%	3/26/14	CCC+	96,212
498	Hawker Beechcraft, LLC, Term Loan B	10.500%	3/26/14	CCC+	500,609
1,879	Hawker Beechcraft, LLC, Term Loan, DD1	2.278%	3/26/14	CCC+	1,617,638
1,150	Transdigm, Inc., Term Loan B	2.278%	6/23/13	Ba2	1,135,145

4,772	Total Aerospace & Defense				4,435,978

	Airlines – 3.6% (2.6% of Total Investments)

2,227	Delta Air Lines, Inc., Credit Linked Deposit	2.298%	4/30/12	Ba2	2,181,108
2,000	Delta Air Lines, Inc., Revolver, WI/DD	TBD	TBD	Ba2	1,904,000
3,348	Delta Air Lines, Inc., Term Loan	3.548%	4/30/14	B	3,141,097
5,249	United Air Lines, Inc., Term Loan B	2.357%	2/01/14	B+	4,847,862

12,824	Total Airlines				12,074,067

	Auto Components – 3.7% (2.7% of Total Investments)

9,105	Federal-Mogul Corporation, Tranche B, Term Loan	2.189%	12/29/14	Ba3	8,346,139
4,646	Federal-Mogul Corporation, Tranche C, Term Loan	2.196%	12/28/15	Ba3	4,259,008

13,751	Total Auto Components				12,605,147

	Automobiles – 2.4% (1.7% of Total Investments)

8,399	Ford Motor Company, Term Loan	3.284%	12/15/13	Ba2	8,124,345

	Building Products – 3.2% (2.3% of Total Investments)

1,695	Atrium Companies, Inc., Term Loan	11.750%	5/31/12	D	1,569,567
5,810	Building Materials Corporation of America, Term Loan	3.063%	2/22/14	BBB-	5,744,843
3,504	TFS Acquisition, Term Loan	10.000%	8/11/13	CCC+	3,407,880

11,009	Total Building Products				10,722,290

	Chemicals – 2.8% (2.0% of Total Investments)

800	Celanese US Holdings LLC, Credit Linked Deposit	1.999%	4/02/14	BB+	784,500
519	Hercules Offshore, Inc., Term Loan	6.000%	7/11/13	B	504,768
1,467	Hexion Specialty Chemicals, Inc., Tranche C, Term Loan B1	4.063%	5/05/15	Ba3	1,416,365
614	Hexion Specialty Chemicals, Inc., Tranche C, Term Loan B2	4.063%	5/05/15	Ba3	593,003
2,719	Huntsman International LLC, Term Loan	2.056%	4/19/14	Ba2	2,623,522
1,469	Ineos US Finance LLC, Tranche C2	5.250%	12/16/14	CCC+	1,469,847
1,469	Ineos US Finance LLC, Tranche B2	1.000%	12/16/13	CCC+	1,469,847
12	LyondellBasell Finance Company, Dutch Revolving Line of Credit, (5)	3.500%	12/20/13	N/R	7,334
27	LyondellBasell Finance Company, Dutch Tranche A, Term Loan, (5)	3.500%	12/20/13	N/R	16,142
35	LyondellBasell Finance Company, German Tranche B1, Euro Term Loan, (5)	3.750%	12/22/14	N/R	21,055
35	LyondellBasell Finance Company, German Tranche B2, Euro Term Loan, (5)	3.750%	12/20/14	N/R	21,055
35	LyondellBasell Finance Company, German Tranche B3, Euro Term Loan, (5)	3.750%	12/22/14	N/R	21,055
45	LyondellBasell Finance Company, Revolving Line of Credit, (5)	3.500%	12/20/13	N/R	27,502
87	LyondellBasell Finance Company, US Tranche A, Term Loan, (5)	3.500%	12/20/13	N/R	52,398
151	LyondellBasell Finance Company, US Tranche B1, Term Loan, (5)	3.750%	12/22/14	N/R	91,361
151	LyondellBasell Finance Company, US Tranche B2, Term Loan, (5)	3.750%	12/22/14	N/R	91,361
151	LyondellBasell Finance Company, US Tranche B3, Term Loan, (5)	3.750%	12/22/14	N/R	91,361

9,786	Total Chemicals				9,302,476

	Commercial Services & Supplies – 2.2% (1.6% of Total Investments)

1,562	Rental Services Corporation, Term Loan	3.800%	11/27/13	B-	1,521,049
89	ServiceMaster Company, Delayed Term Loan	2.780%	7/24/14	B+	86,381
896	ServiceMaster Company, Term Loan	2.764%	7/24/14	B+	867,405
1,995	Universal City Development Partners, Ltd., Term Loan B, WI/DD	TBD	TBD	Ba2	1,985,025
1,995	Universal City Development Partners, Ltd., Term Loan	6.500%	11/06/14	Ba2	2,008,700
516	West Corporation, Term Loan B4	4.140%	6/30/16	BB-	514,086
665	Workflow Holdings Corporation, Term Loan	8.000%	11/30/11	Caa1	548,815

7,718	Total Commercial Services & Supplies				7,531,461

	Communications Equipment – 3.7% (2.6% of Total Investments)

12,414	Avaya, Inc., Term Loan	3.002%	10/26/14	B1	11,399,795
1,008	Telcordia Technologies, Inc., New Term Loan, WI/DD	TBD	TBD	B+	1,012,815

13,422	Total Communications Equipment				12,412,610

	Containers & Packaging – 0.1% (0.1% of Total Investments)

455	Amscan Holdings, Inc., Term Loan	2.534%	5/27/13	B1	437,997

	Diversified Consumer Services – 2.4% (1.7% of Total Investments)

2,906	Cengage Learning Acquisitions, Inc., Term Loan, DD1	2.790%	7/05/14	B+	2,605,838
254	Laureate Education, Inc., Delayed Term Loan	3.571%	8/17/14	B1	238,079
1,698	Laureate Education, Inc., Term Loan B	3.571%	8/17/14	B1	1,590,570
3,500	Quad Graphics, Inc., Term Loan, WI/DD	TBD	TBD	BB+	3,496,721

8,358	Total Diversified Consumer Services				7,931,208

	Diversified Financial Services – 1.2% (0.8% of Total Investments)

700	CIT Group, Inc., Tranche A1, Term Loan	13.000%	1/18/12	BB	722,925
1,400	CIT Group, Inc., Tranche B1, Term Loan	13.000%	1/18/12	BB	1,434,125
1,750	Fox Acquisition Sub LLC, Term Loan B	7.500%	7/14/15	B	1,743,240

3,850	Total Diversified Financial Services				3,900,290

	Diversified Telecommunication Services – 3.4% (2.4% of Total Investments)

576	Intelsat, Tranche B2, Term Loan A	2.792%	1/03/14	BB-	565,885
576	Intelsat, Tranche B2, Term Loan B	2.792%	1/03/14	BB-	565,712
576	Intelsat, Tranche B2, Term Loan C	2.792%	1/03/14	BB-	565,712
1,906	Intelsat, Tranche B2, Term Loan	2.792%	7/01/13	BB-	1,872,126
2,000	Intelsat, Unsecured Term Loan	2.804%	2/01/14	B+	1,800,000
4,533	Level 3 Financing, Inc., Term Loan	2.548%	3/13/14	B+	4,254,252
1,891	MetroPCS Wireless, Inc., Term Loan	2.522%	11/03/13	Ba1	1,851,891

12,058	Total Diversified Telecommunication Services				11,475,578

	Electric Utilities – 1.0% (0.7% of Total Investments)

1,346	Calpine Corporation, DIP Term Loan	3.165%	3/29/14	B+	1,299,884
1,111	Calpine Corporation, Revolver, (11), (12)	0.100%	3/31/14	B+	(103,472)
1,671	TXU Corporation, Term Loan B2	3.752%	10/10/14	B+	1,374,325
953	TXU Corporation, Term Loan B3	3.752%	10/10/14	B+	778,583

5,081	Total Electric Utilities				3,349,320

	Electrical Equipment – 0.5% (0.4% of Total Investments)

1,888	Allison Transmission Holdings, Inc., Term Loan	3.014%	8/07/14	B	1,809,749

	Electronic Equipment & Instruments – 0.6% (0.4% of Total Investments)

1,925	Sensata Technologies B.V., Term Loan	2.078%	4/27/13	BB-	1,862,037

	Food & Staples Retailing – 1.8% (1.3% of Total Investments)

500	Roundy’s Supermarkets, Inc., Term Loan, Second Lien, WI/DD	TBD	TBD	CCC+	509,375
6,229	U.S. Foodservice, Inc., Term Loan	2.768%	7/03/14	B2	5,681,926

6,729	Total Food & Staples Retailing				6,191,301

	Food Products – 0.9% (0.7% of Total Investments)

168	Dole Food Company, Inc., Deposit-Funded Commitment	0.163%	4/12/13	Ba2	170,413
2,951	Pinnacle Foods Finance LLC, Tranche C, Term Loan	7.500%	4/02/14	B	2,977,831

3,119	Total Food Products				3,148,244

	Health Care Equipment & Supplies – 1.3% (0.9% of Total Investments)

195	Bausch & Lomb, Inc., Delayed Term Loan	3.540%	4/24/15	BB-	191,431
805	Bausch & Lomb, Inc., Term Loan	3.540%	4/24/15	BB-	789,336
240	Fenwal, Inc., Delayed Term Loan	2.502%	2/28/14	B	212,580
760	Fenwal, Inc., Term Loan	2.502%	2/28/14	B	674,920
1,367	Symbion, Inc., Term Loan A	3.523%	8/23/13	Ba3	1,281,094
1,397	Symbion, Inc., Term Loan B	3.523%	8/25/14	Ba3	1,309,219

4,764	Total Health Care Equipment & Supplies				4,458,580

	Health Care Providers & Services – 6.9% (5.0% of Total Investments)

206	Community Health Systems, Inc., Delayed Term Loan	2.502%	7/25/14	BB	200,727
4,027	Community Health Systems, Inc., Term Loan	2.502%	7/25/14	BB	3,919,776
2,682	HCA, Inc., Term Loan	1.000%	11/18/13	BB	2,667,902
1,118	HCA, Inc., Tranche B2 Term Loan	5.250%	11/18/13	BB+	1,089,698
2,566	Health Management Associates, Inc., Term Loan	2.040%	2/28/14	BB-	2,489,225
1,253	IASIS Healthcare LLC, Delayed Term Loan	2.273%	3/14/14	Ba2	1,220,318
340	IASIS Healthcare LLC, Letter of Credit	2.280%	3/14/14	Ba2	331,214
2,154	IASIS Healthcare LLC, PIK Term Loan	5.588%	6/15/14	CCC+	2,061,439
3,621	IASIS Healthcare LLC, Term Loan	2.273%	3/14/14	Ba2	3,526,025
1,424	Select Medical Corporation, Term Loan	2.251%	2/24/12	Ba2	1,381,233
4,428	Vanguard Health Holding Company II LLC, Initial Term Loan	5.000%	1/29/16	Ba2	4,451,421

23,819	Total Health Care Providers & Services				23,338,978

	Hotels, Restaurants & Leisure – 13.6% (9.7% of Total Investments)

3,000	24 Hour Fitness Worldwide, Inc., New Term Loan, WI/DD	TBD	TBD	Ba2	2,940,000
98	CBRL Group, Inc., Term Loan B2	1.750%	4/26/13	BB-	97,126
1,518	CCM Merger, Inc., Term Loan B	8.500%	7/13/12	BB-	1,506,245
2,211	Cedar Fair LP, Extended US Term Loan	4.273%	8/30/14	BB-	2,211,134
830	Cedar Fair LP, Term Loan	2.273%	8/30/12	BB-	824,398
282	Fontainebleau Las Vegas LLC, Delayed Term Loan, (5), (6)	4.000%	6/06/14	N/R	71,825
1,408	Fontainebleau Las Vegas LLC, Term Loan, (5), (6)	4.000%	6/06/14	N/R	359,127
3,000	Harrah’s Operating Company, Inc., Term Loan B2, WI/DD	TBD	TBD	B	2,646,459
466	Isle of Capri Casinos, Inc., Delayed Term Loan A	5.000%	11/25/13	B+	456,509
530	Isle of Capri Casinos, Inc., Delayed Term Loan B	5.000%	11/25/13	B+	519,056
1,325	Isle of Capri Casinos, Inc., Delayed Term Loan	5.000%	11/25/13	B+	1,297,641
4,721	Orbitz Worldwide, Inc., Term Loan	3.284%	7/25/14	B+	4,582,107
308	OSI Restaurant Partners LLC, Revolver	0.767%	6/14/13	B+	279,642
3,008	OSI Restaurant Partners LLC, Term Loan	2.625%	6/14/14	B+	2,732,325
994	Reynolds Group Holdings, Inc., US Term Loan	6.250%	11/05/15	BB-	1,000,209
3,739	Shingle Springs Tribal Gaming Authority, Term Loan	10.500%	12/17/13	N/R	3,532,906
4,988	SW Acquisitions Co., Inc., Term Loan	5.750%	6/01/16	BB+	5,028,023
1,945	Travelport LLC, Delayed Term Loan	2.790%	8/23/13	Ba3	1,897,104
714	Travelport LLC, Letter of Credit	2.790%	8/23/13	Ba3	694,861
3,557	Travelport LLC, Term Loan	2.790%	8/23/13	Ba3	3,463,039
2,049	Venetian Casino Resort LLC, Delayed Term Loan	2.050%	5/23/14	B-	1,940,425
8,194	Venetian Casino Resort LLC, Term Loan	2.050%	5/23/14	B-	7,761,097

48,885	Total Hotels, Restaurants & Leisure				45,841,258

	Household Products – 2.4% (1.7% of Total Investments)

403	Spectrum Brands, Inc., Synthetic Letter of Credit	8.000%	6/30/12	B-	403,344
7,801	Spectrum Brands, Inc., Term Loan	8.000%	6/30/12	B-	7,802,648

8,204	Total Household Products				8,205,992

	Industrial Conglomerates – 0.7% (0.5% of Total Investments)

2,400	CF Industries, Inc., Term Loan	5.250%	4/05/15	BBB	2,418,600

	Insurance – 1.1% (0.8% of Total Investments)

600	Affirmative Insurance Holdings, Inc., Term Loan	9.250%	1/31/14	N/R	503,913
3,288	Conseco, Inc., Term Loan	7.500%	10/10/13	B-	3,210,102

3,888	Total Insurance				3,714,015

	Internet Software & Services – 1.3% (0.9% of Total Investments)

764	Open Solutions, Inc., Term Loan B	2.445%	1/23/14	BB-	690,684
3,852	Sabre, Inc., Term Loan	2.297%	9/30/14	B1	3,670,073

4,616	Total Internet Software & Services				4,360,757

	IT Services – 3.8% (2.7% of Total Investments)

841	Attachmate Corporation, Term Loan	3.540%	4/13/13	BB-	788,914
4,156	First Data Corporation, Term Loan B2	3.032%	9/24/14	B+	3,741,254
992	First Data Corporation, Term Loan B3	3.032%	9/24/14	B+	893,502
673	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan, DD1	6.250%	7/28/12	N/R	652,923
1,042	Infor Global Solutions Intermediate Holdings, Ltd., Holdco PIK Term Loan	8.280%	9/02/14	N/R	665,395
1,283	Infor Global Solutions Intermediate Holdings, Ltd., Second Lien Delayed Draw	6.523%	3/02/14	CCC+	1,042,708
2,217	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien	6.523%	3/02/14	CCC+	1,845,375
1,290	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, DD1	6.030%	7/28/15	B+	1,251,438
2,071	SunGard Data Systems, Inc., Term Loan B	2.001%	2/28/14	BB	2,007,032

14,565	Total IT Services				12,888,541

	Leisure Equipment & Products – 2.0% (1.4% of Total Investments)

7,612	Bombardier Recreational Products, Inc., Term Loan	3.254%	6/28/13	Caa1	6,759,139

	Machinery – 0.4% (0.3% of Total Investments)

273	Rexnord Corporation, Incremental Term Loan	2.563%	7/19/13	BB-	263,588
934	Rexnord Corporation, Term Loan	2.813%	7/19/13	Ba2	914,570

1,207	Total Machinery				1,178,158

	Media – 18.8% (13.5% of Total Investments)

2,490	Cequel Communications LLC, Term Loan B	2.292%	11/05/13	BB-	2,449,848
3,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	6.750%	3/06/14	BB+	2,792,499
5,442	Charter Communications Operating Holdings LLC, Term Loan C	3.550%	9/06/16	BB+	5,211,759
670	Charter Communications Operating Holdings LLC, Term Loan	2.300%	3/06/14	BB+	637,330
6,809	Citadel Broadcasting Corporation, Term Loan, (7), DD1	1.750%	6/12/14	D	6,633,531
832	Cumulus Media, Inc., Term Loan	4.259%	6/11/14	B-	767,107
1,236	Gray Television, Inc., Term Loan B, DD1	3.801%	12/31/14	B2	1,215,724
2,928	HIT Entertainment, Inc., Term Loan B	2.499%	3/20/12	B1	2,798,199
2,000	HIT Entertainment, Inc., Term Loan	5.250%	2/26/13	Caa2	1,276,666
6,804	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, (6), (7)	18.250%	4/08/12	N/R	3,159,817
5,857	Metro-Goldwyn-Mayer Studios, Inc., Term Loan, (6)	18.250%	4/08/12	N/R	2,719,867
1,430	Nielsen Finance LLC, Term Loan A	2.251%	8/09/13	Ba3	1,397,512
3,050	Nielsen Finance LLC, Term Loan B	4.001%	5/02/16	Ba3	3,020,054
3,667	Philadelphia Newspapers, Term Loan A, (5), (6)	16.000%	6/29/12	N/R	4,034
3,095	SFX Entertainment, Inc., Term Loan	3.531%	6/21/13	BB-	3,071,335
2,979	Spanish Broadcasting System, Inc., Term Loan B	2.050%	6/10/12	CCC+	2,770,574
1,890	SuperMedia, Term Loan	8.000%	12/31/15	B-	1,774,832
11,807	Tribune Company, Term Loan B, (5), (6)	3.000%	6/04/14	Ca	7,944,725
1,365	Tribune Company, Term Loan X, (5), (6)	2.750%	6/04/09	Ca	898,560
11,000	Univision Communications, Inc., Term Loan	2.540%	9/29/14	B2	10,048,503
3,402	Yell Group PLC, Term Loan	4.023%	7/31/14	N/R	2,836,181

81,753	Total Media				63,428,657

	Metals & Mining – 0.2% (0.2% of Total Investments)

766	John Maneely Company, Term Loan	3.552%	12/08/13	B	738,329

	Multiline Retail – 0.3% (0.2% of Total Investments)

984	Neiman Marcus Group, Inc., Term Loan	2.252%	4/06/13	BB-	944,611

	Oil, Gas & Consumable Fuels – 4.3% (3.1% of Total Investments)

224	Alon USA Energy, Inc., Edgington Facility, WI/DD	TBD	TBD	BB-	184,492
1,789	Alon USA Energy, Inc., Paramount Facility, WI/DD	TBD	TBD	BB-	1,475,818
415	Big West Oil LLC, Delayed Term Loan	4.500%	5/15/14	B2	412,480
2,000	Big West Oil LLC, New Term Loan, WI/DD	TBD	TBD	B2	2,025,834
330	Big West Oil LLC, Term Loan	4.500%	5/15/14	B2	328,109
575	Calumet Lubricants Company LP, Credit Linked Deposit	4.142%	1/03/15	B1	549,210
4,256	Calumet Lubricants Company LP, Term Loan	4.250%	1/03/15	B1	4,067,147
2,947	CCS Income Trust, Term Loan	3.273%	11/14/14	B	2,652,513
3,000	Venoco, Inc., Term Loan	4.313%	5/07/14	BB-	2,883,750

15,536	Total Oil, Gas & Consumable Fuels				14,579,353

	Paper & Forest Products – 0.9% (0.6% of Total Investments)

3,840	Wilton Products, Term Loan	3.500%	11/16/14	B+	3,014,591

	Pharmaceuticals – 3.3% (2.4% of Total Investments)

2,625	Graceway Pharmaceuticals LLC, Second Lien Term Loan, DD1	6.773%	5/03/13	CCC	1,502,813
2,228	Graceway Pharmaceuticals LLC, Term Loan, DD1	3.021%	5/03/12	B-	1,901,229
2,531	Mylan Laboratories, Inc., Term Loan	3.563%	10/02/14	BB+	2,531,560
710	Warner Chilcott Corporation, Add on Term Loan	5.750%	4/30/15	BB+	712,006
1,983	Warner Chilcott Corporation, Term Loan A	5.500%	10/30/14	BB+	1,988,314
913	Warner Chilcott Corporation, Term Loan B1	5.750%	4/30/15	BB+	915,467
1,520	Warner Chilcott Corporation, Term Loan B2	5.750%	4/30/15	BB+	1,524,419

12,510	Total Pharmaceuticals				11,075,808

	Real Estate Investment Trust – 0.5% (0.3% of Total Investments)

1,425	Tishman Speyer Real Estate, Liquidation Facility, (6)	15.000%	12/01/09	N/R	1,481,767

	Real Estate Management & Development – 5.0% (3.6% of Total Investments)

5,310	Capital Automotive LP, Tranche C	2.750%	12/14/12	Ba3	4,964,440
7,891	LNR Property Corporation, Term Loan B	3.500%	7/12/11	CCC	7,496,364
4,863	Realogy Corporation, Delayed Term Loan	3.293%	10/10/13	Caa1	4,419,757

18,064	Total Real Estate Management & Development				16,880,561

	Road & Rail – 4.9% (3.5% of Total Investments)

524	Avis Budget Car Rental LLC, Term Loan	5.750%	4/19/14	Ba2	523,605
290	Hertz Corporation, Letter of Credit	2.021%	12/21/12	Ba1	286,545
1,570	Hertz Corporation, Term Loan	2.012%	12/21/12	Ba1	1,553,276
14,622	Swift Transportation Company, Inc., Term Loan	8.250%	5/10/14	B-	14,266,817

17,006	Total Road & Rail				16,630,243

	Semiconductors & Equipment – 1.0% (0.7% of Total Investments)

1,204	Freescale Semiconductor, Inc., Term Loan	4.499%	12/01/16	B2	1,159,414
2,000	Spansion LLC, Term Loan	5.500%	3/15/15	BB-	2,027,500

3,204	Total Semiconductors & Equipment				3,186,914

	Software – 3.4% (2.5% of Total Investments)

7,652	Dealer Computer Services, Inc., New Term Loan	5.250%	4/01/17	BB-	7,651,611
1,000	IPC Systems, Inc., Term Loan, Second Lien	5.540%	5/31/15	CCC	862,500
3,370	IPC Systems, Inc., Term Loan	2.533%	5/31/14	B1	3,074,677

12,022	Total Software				11,588,788

	Specialty Retail – 4.3% (3.1% of Total Investments)

4,860	Burlington Coat Factory Warehouse Corporation, Term Loan	2.548%	5/28/13	B-	4,659,727
3,178	Michaels Stores, Inc., Term Loan B1	2.538%	10/31/13	B	3,052,880
1,732	Michaels Stores, Inc., Term Loan B2	4.788%	7/31/16	B	1,710,462
4,985	Toys “R” Us – Delaware, Inc., Term Loan B	4.513%	7/19/12	BB-	4,988,759

14,755	Total Specialty Retail				14,411,828

	Wireless Telecommunication Services – 1.7% (1.2% of Total Investments)

4,975	Asurion Corporation, Term Loan	3.250%	7/03/14	N/R	4,925,593
1,000	Clear Channel Communications, Inc., Tranche B, Term Loan	3.923%	11/13/15	Caa1	837,188

5,975	Total Wireless Telecommunication Services				5,762,781

$432,944	Total Variable Rate Senior Loan Interests (cost $396,695,351)				394,202,347

Shares	Description (1)				Value

	Common Stocks – 2.1% (1.6% of Total Investments)

	Building Products – 1.6% (1.2% of Total Investments)

124,402	Masonite Worldwide Holdings, (8), (9)				$5,473,688

	Chemicals – 0.1% (0.1% of Total Investments)

18,371	Lyondell Chemical Company, DD1, (9)				391,532

	Media – 0.4% (0.3% of Total Investments)

33,776	Readers Digest Association Inc., (9)				962,616
8,942	SuperMedia Inc., (8)				401,496

	Total Media				1,364,112

	Total Common Stocks (cost $7,001,407)				7,229,332

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 1.6% (1.2% of Total Investments)

	Food & Staples Retailing – 0.8% (0.6% of Total Investments)

$2,747	Great Atlantic & Pacific Tea Company Inc.	5.125%	6/15/11	CCC	$2,705,795

	Real Estate Investment Trust – 0.4% (0.3% of Total Investments)

1,500	MPT Operating Partnership Limited Partnership, 144A	6.125%	11/15/11	N/A	1,548,750

	Semiconductors & Equipment – 0.4% (0.3% of Total Investments)

1,171	Advanced Micro Devices, Inc.	5.750%	8/15/12	B-	1,182,710

$5,418	Total Convertible Bonds (cost $3,994,645)				5,437,255

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 9.7% (6.9% of Total Investments)

	Auto Components – 0.2% (0.1% of Total Investments)

$600	Exide Technologies	10.500%	3/15/13	B-	$617,250

	Automobiles – 1.6% (1.1% of Total Investments)

14,000	General Motors Corporation	8.250%	7/15/23	N/R	5,250,000

	Building Products – 0.1% (0.1% of Total Investments)

250	Ply Gem Industries Inc.	11.750%	6/15/13	Caa1	267,188

	Construction Materials – 0.6% (0.5% of Total Investments)

2,000	Headwaters Inc.	11.375%	11/01/14	B+	2,125,000

	Diversified Telecommunication Services – 0.6% (0.4% of Total Investments)

2,000	Intelsat Limited	7.625%	4/15/12	CCC+	2,060,000

	Health Care Equipment & Supplies – 0.6% (0.4% of Total Investments)

1,500	Reable Therapeutics Financing Corporation	11.750%	11/15/14	CCC+	1,605,000
500	Select Medical Corporation	7.625%	2/01/15	B-	477,500

2,000	Total Health Care Equipment & Supplies				2,082,500

	Health Care Providers & Services – 1.2% (0.9% of Total Investments)

1,000	LifeCare Holdings Inc.	9.250%	8/15/13	CCC-	715,000
2,500	Select Medical Corporation, Floating Rate Note, 5.750% plus six-month LIBOR	6.281%	9/15/15	CCC+	2,268,750
1,031	US Oncology Holdings Inc., Floating Rate Note, 5.000% plus six-month LIBOR	5.531%	3/15/12	Caa1	989,760

4,531	Total Health Care Providers & Services				3,973,510

	Health Care Technology – 0.7% (0.5% of Total Investments)

2,500	Merge Healthcare Inc., 144A	11.750%	5/01/15	B+	2,475,000

	Household Durables – 0.2% (0.1% of Total Investments)

700	William Lyon Homes Inc., Unsecured Senior Note	10.750%	4/01/13	Caa3	637,000

	Internet Software & Services – 0.7% (0.5% of Total Investments)

2,750	Open Solutions Inc., 144A	9.750%	2/01/15	CCC+	2,337,500

	IT Services – 0.9% (0.7% of Total Investments)

1,053	First Data Corporation	10.550%	9/24/15	B-	936,948
2,500	First Data Corporation	11.250%	3/31/16	CCC+	2,100,000

3,553	Total IT Services				3,036,948

	Oil, Gas & Consumable Fuels – 0.4% (0.3% of Total Investments)

1,400	Western Refining Inc., Floating Rate Note, 7.500% plus three-month LIBOR, 144A	7.847%	6/15/14	B3	1,323,000

	Road & Rail – 0.6% (0.4% of Total Investments)

2,000	Avis Budget Car Rental, Floating Rate Note, 2.500% plus three-month LIBOR	2.847%	5/15/14	B	1,860,000

	Semiconductors & Equipment – 0.3% (0.2% of Total Investments)

1,000	Spansion LLC., Floating Rate Note, 3.125% plus three-month LIBOR, 144A, (10)	3.472%	6/01/13	N/R	1,012,500

	Trading Companies & Distributors – 0.4% (0.3% of Total Investments)

2,000	Penhall International Corporation, 2nd Lien Term Loan Convertible, 144A	12.000%	8/01/14	CCC	1,487,500

	Wireless Telecommunication Services – 0.6% (0.4% of Total Investments)

2,000	Sprint Nextel Corporation	8.375%	8/15/17	BB-	2,077,500

$43,284	Total Corporate Bonds (cost $28,919,173)				32,622,396

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 9.1% (6.6% of Total Investments)

$30,825	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/10, repurchase price $30,825,237, collateralized by $31,780,000 U.S. Treasury Notes, 3.375%, due 11/15/19, value $31,444,403	0.010%	5/03/10		$30,825,211

	Total Short-Term Investments (cost $30,825,211)				30,825,211

	Total Investments (cost $467,435,787) – 139.4%				470,316,541

	Borrowings – (34.8)% (13)				(117,270,000)

	Other Assets Less Liabilities – (4.6)%				(15,777,871)

	Net Assets Applicable to Common Shares – 100%				$337,268,670

Fair Value Measurements
In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of April 30, 2010:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$401,496	$6,827,836	$—	$7,229,332
Variable Rate Senior Loan Interests	—	394,202,347	—	394,202,347
Convertible Bonds	—	5,437,255	—	5,437,255
Corporate Bonds	—	32,622,396	—	32,622,396
Short-Term Investments	30,825,211	—	—	30,825,211

Total	$31,226,707	$439,089,834	$—	$470,316,541

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses an investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At April 30, 2010, the cost of investments was $467,452,613.
Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2010, were as follows:

Gross unrealized:
Appreciation	$24,985,536
Depreciation	(22,121,608)

Net unrealized appreciation (depreciation) of investments	$2,863,928

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	At or subsequent to April 30, 2010, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Non-income producing security; denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(7)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(8)	Non-income producing; issuer has not declared – dividend within the past twelve months.

(9)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(10)	This issue is under protection of the Federal Bankruptcy Court (the “Bankruptcy Court”). As a result, the Fund’s Adviser concluded that the issuer was not likely to meet its future interest payment obligations and directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records. On July 1, 2009, the Fund received its June 1, 2009, interest payment and subsequently received its September 1, 2009 interest payment as directed by the Bankruptcy Court’s Final Order. During this period, the Fund resumed accruing additional income on this issue. On September 2, 2009, the Fund ceased accruing additional income on this issue. On December 8, 2009, the Fund received its December 1, 2009, interest payment. As a result, the Fund’s Adviser concluded that the issuer was likely to meet its future interest payment obligations and resumed accruing interest on this issue.

(11)	Investment or portion of investment, represents an unfunded Senior Loan commitment outstanding as of April 30, 2010. At April 30, 2010, the Fund had unfunded Senior Loan commitments of $1,111,111.

(12)	Negative value represents unrealized depreciation on unfunded Senior Loan Commitment outstanding at April 30, 2010.

(13)	Borrowings as a percentage of Total Investments is 24.9%.

N/A	Not applicable/not available.

N/R	Not rated.

DD1	Investment or portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date June 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date June 29, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date June 29, 2010